Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue from government grants		£ 163	£ 362
Government Project [Member]
IfrsStatementLineItems [Line Items]
Revenue from government grants			£ 124